BANK NOTES PAYABLE	12 Months Ended
Sep. 30, 2022
BANK NOTES PAYABLE
BANK NOTES PAYABLE

NOTE 10 – BANK NOTES PAYABLE

Bank notes payable are lines of credit extended by banks that can be endorsed and assigned to vendors as payments for purchases. The notes payable are generally payable within six months. These short-term notes payable are guaranteed for payment and payable by the bank for their full face value. In addition, the banks usually require Gansu QLS to deposit a certain amount of cash (usually in the range of 30% to 50% of the face value of the notes) at the bank as a guarantee deposit, which is classified on the balance sheet as restricted cash.

Gansu QLS had bank notes payable of $1,531,649 and $7,867,018 to China Zheshang Bank (“CZB”) as of September 30, 2022 and 2021, respectively. The notes have due date from November 2022 to March 2023. The notes of $1,531,649 outstanding as of September 30, 2022 have been fully repaid on the due date before the issuance of this report.

As of September 30, 2022 and 2021, $659,779 and $2,140,016 in cash deposits were held by banks as a security deposit for the notes payable, and recorded as restricted cash on consolidated balance sheets.